SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 25                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 27                                                       [X]


                                  MENTOR FUNDS
                          (Reserve Money Market Funds)
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)


It is proposed  that this filing will become  effective:
  [ ] immediately  upon filing  pursuant to paragraph (b)
  [X] on January 28, 2001 pursuant to paragraph (b)
  [ ] 60 days after  filing  pursuant  to  paragraph (a)(i)
  [ ] on (date) pursuant  to paragraph  (a)(i)
  [ ] 75 days after filing pursuant to paragraph  (a)(ii)
  [ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ] 60 days after filing pursuant to paragraph  (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)

                                  MENTOR FUNDS

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 25
                                       TO
                             REGISTRATION STATEMENT


     This Post-Effective Amendment No. 23 to Registrant's Registration Statement
No.  333-82853  and  811-06555   consists  of  the  following  pages,  items  of
information and documents:

                                The Facing Sheet


                                     PART A
                                     ------

               Prospectus for Evergreen Reserve Money Market Fund
               Evergreen Reserve U.S. Government Money Market Fund
                 Evergreen Reserve Tax-Exempt Money Market Fund
                              is contained herein.


                                     PART B
                                     ------

   Statement of Additional Information for Evergreen Reserve Money Market Fund
               Evergreen Reserve U.S. Government Money Market Fund
                 Evergreen Reserve Tax-Exempt Money Market Fund
                              is contained herein.



                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Adviser

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                           RESERVE MONEY MARKET FUNDS

                                     PART A

                                   PROSPECTUS

EVERGREEN RESERVE MONEY MARKET FUNDS

Evergreen Reserve Money Market Fund
Evergreen Reserve Tax-Exempt Money Market Fund
Evergreen Reserve U.S. Government Money Market Fund


Retail shares
Institutional shares


Prospectus, February 1, 2001


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS



FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks...........................1

Evergreen Reserve Money Market Fund..............2

Evergreen Reserve Tax-Exempt
Money Market Fund................................4

Evergreen Reserve U.S. Government
Money Market Fund................................6


GENERAL INFORMATION:

The Funds' Investment Advisors..................8

Calculating the Share Price.....................8

How to Choose an Evergreen Fund.................8

How to Choose the Share Class
That Best Suits You.............................9

How to Buy Shares...............................10

How to Redeem Shares............................11

Financial Institutions..........................12

Other Services..................................12

The Tax Consequences of
Investing in the Funds..........................12

Fees and Expenses of the Funds..................13

Financial Highlights............................14

Other Fund Practices............................17


In general, Funds included in this prospectus seek to provide investors with a high rate of current income consistent with preservation of capital and maintenance of liquidity and, in the case of Reserve Tax-Exempt Money Market Fund, such income will be exempt from federal income tax.


Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

Investment Goal
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors
What are the specific risks for an investor in the Fund?

Performance
How well has the Fund performed in the past year? The past five years? The past ten years?

Expenses
How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                             OVERVIEW OF FUND RISKS


Reserve Money Market Funds
typically rely on a combination of the following strategies:

o    maintaining $1.00 per share net asset value;

o investing primarily in U.S. dollar-denominated high quality money market instruments and other high quality securities meeting credit criteria which the Fund's portfolio manager believes present minimal credit risk;

o maintaining a dollar-weighted average maturity of 90 days or less and investing in securities with remaining maturities of less than 397 days; and

o selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which the portfolio manager deems necessary.


may be appropriate for investors who:

o are seeking current income consistent with preservation of capital and maintenance of liquidity.

o are seeking a conservative investment offering maximum liquidity combined with competitive yields and a portfolio consisting of high quality, liquid short-term securities.

o are seeking current income exempt from federal income tax (Reserve Tax-Exempt Money Market Fund only).


Following this overview, you will find information on each Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o   not guaranteed to achieve its investment goal
o   not a deposit with a bank
o   not insured, endorsed or guaranteed by the FDIC or any  government  agency
o subject to investment risks, including possible loss of your original investment

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk
When interest rates go up, the value of debt securities and dividend-paying stocks tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. When interest rates go down, interest earned by the Fund on its investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of the security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of and dividend yield and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis.

RESERVE MONEY MARKET FUNDS              1

RESERVE MONEY MARKET FUND

FUND  FACTS:

Goals:
o        High Current Income
o        Maintenance of Liquidity
o        Preservation of Capital

Principal Investment:
o        High Quality Short-Term Instruments

Classes of Shares Offered in this Prospectus:
o        Retail shares
o        Institutional shares

Investment Advisor:
o        Evergreen Investment Management

Dividend Payment Schedule:
o        Monthly


Investment Goal

The Fund  seeks  as high a rate of  current  income  as the  investment  advisor
believes  is  consistent  with   preservation  of  capital  and  maintenance  of
liquidity.

Investment Strategy

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest in high quality, short-term instruments consisting of any or all of the following: U.S. Government securities, bankers' acceptances, prime commercial paper, repurchase agreements with respect to U.S. Government or agency securities and other short-term obligations of corporate issuers. The Fund may invest in high quality U.S. dollar- denominated obligations of foreign issuers and in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund can invest without limit in obligations of domestic branches of U.S. banks.

The Fund primarily invests in U.S. dollar-denominated high quality securities and other U.S. dollar-denominated money market instruments meeting credit criteria which the Fund's investment advisor believes present minimal credit risk. "High quality securities", in the case of the Fund, are (i) commercial paper or other short-term obligations rated A-1 by Standard & Poor's Ratings Services ("S&P") and P-1 by Moody's Investors Service, Inc. ("Moody's") and (ii) obligations rated AAA or AA by S&P and Aaa or Aa by Moody's at the time of investment.


Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

If the Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of your investment. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

RESERVE MONEY MARKET FUNDS         2

Performance

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional shares of the Fund in each calendar year since the Institutional shares' inception on 11/19/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)

1998               1999            2000
5.39               5.05            6.17

Best Quarter:  4th Quarter 2000     +1.59%
Worst Quarter: 1st  Quarter 1999    +1.15%

This next table lists the Fund's average annual total return by class over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)*

                Inception                            Performance
                Date of     1 year  5 year  10 year     Since
                  Class                               11/19/1997
Retail shares   10/15/1998  5.77%    N/A      N/A       5.20%
Institutional   11/19/1997  6.17%    N/A      N/A       5.55%
shares

*Historical performance shown for the Retail shares prior to its inception is based on the performance of the Institutional shares, the original class offered. These historical returns for the Retail shares have not been adjusted to reflect the effect of the Retail shares' 0.38% 12b-1 fee. The Institutional shares do not pay 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets) +

                                                   Total Fund
                 Management   12b-1     Other       Operating
                    Fees        Fees    Expenses    Expenses

Retail shares       0.17%      0.38%      0.10%       0.65%
Institutional       0.17%      0.00%      0.10%       0.27%
shares

+Restated for the fiscal year ended 9/30/2000 to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

     After:     Retail shares    Institutional shares
    1 year       $66              $28
    3 years      $208             $87
    5 years      $362             $152
    10 years     $810             $343

RESERVE MONEY MARKET FUNDS              3

RESERVE TAX-EXEMPT MONEY MARKET FUND

FUND FACTS:

Goals:
o        High Current Income Exempt from Federal Income Tax
o        Maintenance of Liquidity
o        Preservation of Capital

Principal Investment:
o        Tax-Exempt Securities

Class of Shares
Offered in this
Prospectus:
o        Retail shares

Investment Advisor:
o        Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
o        Monthly


Investment Goal

The Fund seeks as high a rate of current income exempt from federal income tax as the investment advisor believes is consistent with preservation of capital and maintenance of liquidity.


Investment Strategy

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests, as a fundamental policy, at least 80% of its net assets in tax-exempt securities such as: municipal notes, municipal bonds, municipal securities backed by the U.S. Government or any of its agencies or instrumentalities, tax-exempt commercial paper or participation interests in any of these securities. The Fund may invest the remainder of its assets in other U.S. dollar-denominated high quality money market instruments which are exempt from federal income tax other than the alternative minimum tax.

The Fund also reserves the right to invest more than 25% of its assets in tax-exempt securities relating to any one or more states (including the District of Columbia), U.S. territories or possessions, or any of their political subdivisions.

The Fund may temporarily invest up to 100% of its assets in high quality taxable money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.


Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Risk
o        Credit Risk

In addition, an investment in a Fund that may concentrate its investments in a limited number of states entails greater risk than an investment in a Fund that invests its assets in numerous states. The Fund may be vulnerable to any development in such states' economies that may weaken or jeopardize the ability of the states' municipal bond issuers to pay interest and principal on their securities.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

RESERVE MONEY MARKET FUNDS              4

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Retail shares of the Fund in each calendar year since inception on 10/15/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Retail Shares (%)

1999           2000
2.63           3.57

Best Quarter:       4th  Quarter 2000      +0.95%
Worst Quarter:      1st  Quarter 1999      +0.56%

This next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)

                Inception                            Performance
                Date of     1 year  5 year  10 year     Since
                  Class                               10/15/1998
Retail shares   10/15/1998  3.57%    N/A      N/A       3.11%

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+


                                                   Total Fund
                 Management   12b-1     Other       Operating
                    Fees        Fees    Expenses    Expenses

Retail shares       0.21%      0.33%      0.16%       0.70%

+Actual for the fiscal year ended 9/30/2000.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

    After:       Retail shares
    1 year       $72
    3 years      $224
    5 years      $390
    10 years     $871

RESERVE MONEY MARKET FUNDS              5

RESERVE U.S. GOVERNMENT MONEY MARKET FUND

FUND  FACTS:

Goals:
o        High Current Income
o        Maintenance of Liquidity
o        Preservation of Capital

Principal Investment:
o        U.S. Government Securities

Classes of Shares Offered in this Prospectus:
o        Retail shares
o        Institutional shares

Investment Advisor:
o        Evergreen Investment Management

Dividend Payment Schedule:
o        Monthly


Investment Goal

The Fund seeks as high a rate of current income as is consistent with preservation of capital and maintenance of liquidity.


Investment Strategy

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests exclusively in U.S. Treasury bills, notes, and bonds, and other obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies, or instrumentalities, and in repurchase agreements with respect to such obligations.

Certain of the  obligations in which the Fund invests,  including U.S.  Treasury bills, notes, and bonds, mortgage participation certificates issued or guaranteed by the Government National Mortgage Association, and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. Government securities issued by federal agencies or government sponsored enterprises are not supported by the full faith and credit of the United States. These securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported only by the credit of an instrumentality, such as Federal National Mortgage Association bonds.

Short-term U.S. Government obligations generally are considered among the safest short-term investments. Because of their added safety, the yields available from U.S. Government obligations are generally lower than the yields available from comparable corporate debt securities. The U.S. Government guarantee of securities owned by the Fund does not guarantee the net asset value of the Fund's shares, which the Fund seeks to maintain at $1.00 per share.


Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

RESERVE MONEY MARKET FUNDS              6

PERFORMANCE
The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional shares of the Fund in each calendar year since the Institutional shares' inception on 6/27/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)

1998             1999           2000
5.28             4.89           6.05

Best Quarter:    4th  Quarter 2000         +1.57%
Worst Quarter:  1st  Quarter 1999          +1.14%

This next table lists the Fund's average annual total return by class over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)*

                Inception                            Performance
                Date of     1 year  5 year  10 year     Since
                  Class                               6/27/1997
Retail shares   10/15/1998  5.65%    N/A      N/A       5.13%
Institutional   6/27/1997   6.05%    N/A      N/A       5.41%
shares
* Historical performance shown for the Retail shares prior to its inception is based on the performance of the Institutional shares, the original class offered. These historical returns for the Retail shares have not been adjusted to reflect the effect of the Retail shares' 0.38% 12b-1 fee. The Institutional shares do not pay 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1-800-343-2898.

EXPENSES
This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                   Total Fund
                 Management   12b-1     Other       Operating
                    Fees        Fees    Expenses    Expenses

Retail shares       0.18%      0.38%      0.09%       0.65%
Institutional       0.18%      0.00%      0.09%       0.27%
shares

+Restated for the fiscal year ended 9/30/2000 to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

       After:    Retail shares    Institutional shares
    1 year       $ 66             $ 28
    3 years      $208             $ 87
    5 years      $362             $152
    10 years     $810             $343

RESERVE MONEY MARKET FUNDS              7

THE FUNDS' INVESTMENT ADVISORS
An investment advisor manages a Fund's investments and supervises its daily business affairs. There are two investment advisors for the Funds included in this prospectus. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $254.2 billion in consolidated assets as of 12/31/2000. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to:
o        Reserve Tax-Exempt Money Market Fund

EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $23.6 billion in assets for 58 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Evergreen Investment Management (EIM) is the investment advisor to:
o        Reserve Money Market Fund
o        Reserve U.S. Government Money Market Fund
EIM (formerly known as Capital Management Group), a division of First Union National Bank (FUNB), has been managing money for over 50 years and currently manages over $48.4 billion in assets for 30 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

For the fiscal year ended 9/30/2000, the aggregate advisory fee paid to the investment advisor by the Funds were as follows:

                                          % of the Fund's
                 Fund                    average daily net
                                              assets
Reserve Money Market Fund                     0.17%*
Reserve Tax-Exempt Money Market Fund          0.21%*
Reserve U.S. Government Money Market          0.18%*
Fund

*Effective November 1, 2000, Reserve Money Market Fund's and Reserve U.S. Government Money Market Fund's investment advisory contract was transferred to EIM and Reserve Tax-Exempt Money Market Fund's investment advisory contract was transferred to EIMC. There were no changes in advisory fee rates. Each Fund will pay its investment advisor an annual advisory fee based on the Fund's average daily net assets.

Calculating The Share Price

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated daily as of the time the Exchange closes (normally 4 p.m. Eastern time). The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price you pay per share for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Shareholders whose purchase of shares of a Fund is accepted at or before 2:00 p.m. Eastern time for Reserve Money Market Fund and Reserve U.S. Government Money Market Fund and 12:00 noon Eastern time for Reserve Tax-Exempt Money Market Fund on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders who purchase shares after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898.

RESERVE MONEY MARKET FUNDS              8

HOW TO CHOOSE THE SHARE
CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. Each Fund in this prospectus offers up to two different share classes: Retail and Institutional. To determine which classes of shares are offered by a Fund, see the Fund Facts section next to each Fund's Risk/Return Summary previously presented. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.

Retail shares
Each Fund offers Retail shares at net asset value without a front-end sales charge or deferred sales charge. Retail shares are subject to 12b-1 fees. There is no minimum investment required.

Institutional shares
Each Fund (except Evergreen Reserve Tax-Exempt Money Market Fund) offers Institutional shares at net asset value without a front-end sales charge, deferred sales charge or 12b-1 fees. Investors will be required to make minimum initial investments of $500,000 and minimum subsequent investments of $25,000. Investments made through advisory accounts maintained with investment advisors registered under the Investment Advisors Act of 1940, as amended (including "wrap" accounts), are not subject to these minimum investment requirements. The Funds reserve the right at any time to change the initial and subsequent investment minimums required of investors.

RESERVE MONEY MARKET FUNDS              9

HOW TO BUY SHARES

Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional. Retail shares are only offered through a number of selected financial institutions, such as investment dealers and banks (each, a "Financial Institution"). Institutional shares are only offered to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor's affiliates) and through special arrangements with Financial Institutions.

Method               Opening an Account                                           Adding to an Account

By Mail or through   o  Complete and sign the account application.                o     Make your check payable to
an Investment        o  Make the check payable to Evergreen Funds. Cash,                Evergreen Funds.
Professional            credit cards, third party checks, credit card checks      o     Write a note specifying:
                        or money orders will not be accepted.                           -   the Fund name
                     o  Mail the application and your check to the address              -   share class
                        below:                                                          -   your account number
                     Postal Service Address:         Overnight Address:                 -   the name(s) in which the account is
                     Evergreen Service Company, LLC  Evergreen Service Company, LLC         registered.
                     P.O. Box 2121                   200 Berkeley St.              o    Mail to the address to the left or
                     Boston, MA  02106-9970          Boston, MA 02116-5034              deliver to your investment professional.


                     o  Or deliver them to your investment professional
                        (provided he or she has a broker/dealer arrangement with Evergreen Distributor, Inc. (EDI)).

By Phone             o  Call 1-800-343-2898 to set up an account number            o    Call the Evergreen Express Line at
                        and get wiring instructions (call before 12 noon if             1-800-346-3858 24 hours a day or  to
                        you want wired funds to be credited that day).                  speak with an Evergreen professional
                     o  Instruct your bank to wire or transfer your                     call 1-800-343-2898 between 8 a.m.
                        purchase (they may charge a wiring fee).                        and 6 p.m. Eastern time, on any
                     o  Complete the account application and mail to:                   business day.
                     Postal Service Address:        Overnight Address:
                     Evergreen Service Company, LLC Evergreen Service Company, LLC o    If your bank account is set up on
                     P.O. Box 2121                  200 Berkeley St.                    file, you can request either:
                     Boston, MA 02106-9970          Boston, MA 02116-5034               -   Federal Funds Wire (offers
                                                                                            immediate access to funds) or
                                                                                        -   Electronic transfer through the
                                                                                            Automated Clearing House which avoids
                     o  Wires received after 4 p.m. Eastern time on market                  wiring fees.
                        trading days will receive the next market day's
                        closing price.*

By Exchange          o  You can make an additional  investment by
                        exchange from an existing  Evergreen  Fund's account
                        by contacting your investment professional or calling
                        the Evergreen Express Line at 1-800-346-3858.**
                     o  You can only exchange shares within the same class and
                        accounts with the same registration.
                     o  There is no sales charge or redemption fee when
                        exchanging Funds within the Evergreen Fund family.***
                     o  Orders placed  before 4 p.m.  Eastern time on market
                        trading days will receive that day's  closing  share
                        price  (if not,  you will  receive  the next  market
                        day's closing price).*
                     o  Exchanges are limited to three per calendar quarter,
                        but in no event more than five per calendar year.
                     o  Exchanges   between   accounts  which  do  not  have
                        identical  ownership  must be made in writing with a
                        signature  guarantee  (See  "Exceptions:  Redemption
                        Requests That Require a Signature  Guarantee" on the
                        next page).

Systematic           o  You can transfer money automatically from your bank        o    To establish automatic
Investment Plan         account into your Fund on a monthly or quarterly basis.         investing for an existing
(SIP)                o  Initial investment minimum is $50 if you invest at least        account, call 1-800-343-2898
(Retail shares          $25 per month with this service.                                for an application.
Only)                o  To enroll, check off the box on the account application    o    The minimum is $25 per
                        and provide:                                                    month or $75 per quarter.
                        -   your bank account information                          o    You can also establish an
                        -   the amount and date of your monthly or quarterly            investing program through
                            investment.                                                 direct deposit from your
                                                                                        paycheck. Call 1-800-343-2898
                                                                                        for details.

* The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.
** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.
*** This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the account has been subject to a previous sales charge.

RESERVE MONEY MARKET FUNDS                   10

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

Methods           Requirements

Call Us           o   Call the Evergreen Express Line at 1-800-346-3858 24 hours a day or to speak with an Evergreen professional call
                      1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
                  o   This service must be authorized ahead of time, and is only available for regular accounts.*
                  o   All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. will be processed the following business day.**
                  o   We can either:
                      -  wire the proceeds into your bank account (service
                         charges may apply)
                      -  electronically  transmit  the  proceeds  to  your  bank account via the  Automated  Clearing  House service
                      -  mail you a check.
                  o   All telephone calls are recorded and may be monitored for
                      your protection. We are not responsible for acting on telephone orders we believe are genuine.
                  o   See  "Exceptions:  Redemption  Requests  That  Require  A
                      Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us          o   You can mail a redemption request to:
                  Postal Service Address:         Overnight Address:
                  Evergreen Service Company, LLC  Evergreen Service Company, LLC
                  P.O. Box 2121                   200 Berkeley St.
                  Boston, MA  02106-9970          Boston, MA 02116-5034

                  o   Your letter of instructions must:
                      - list the Fund name and the account number
                      - indicate  the number of shares or dollar  value you wish to redeem
                      - be signed by the registered owner(s).
                  o See "Exceptions: Redemption Requests That Require A Signature Guarantee" below for requests that must be signature guaranteed.
                  o To redeem from an IRA or other retirement account, call 1-800-343-2898 for special instructions.

Redeem  Your      o   You may also redeem your shares through participating
Shares in Person      broker-dealers by delivering a letter as described above
                      to or calling your broker-dealer.
                  o   A fee may be charged for this service.

Systematic        o   You can transfer money automatically from your Fund
Withdrawal            account on a monthly or quarterly basis without redemption
Plan (SWP)            fees.
(Retail shares    o   The withdrawal can be mailed to you, or deposited directly
Only)                 to your bank account.
                  o   The minimum is $75 per month.
                  o   The maximum is 1.00% of your account per month or 3.00%
                      per quarter.
                  o   To enroll, call 1-800-343-2898 for an instructions.


* Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.
** The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.

Timing of Proceeds
Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000.

Exceptions: Redemption Requests That Require A Signature Guarantee
To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees: o You are redeeming more than $50,000. (Retail shares) o You want the proceeds transmitted to a bank account not listed on the account. o You want the proceeds payable to anyone other than the registered owner(s) of the account. o Either your address or the address of your bank account has been changed within 30 days. o The account is registered in the name of a fiduciary corporation or any other organization.

In these cases, additional documentation is required: (Retail shares) corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

RESERVE MONEY MARKET FUNDS              11

FINANCIAL INSTITUTIONS

Financial  Institutions  provide  varying  arrangements  for their  clients with respect to the  purchase  and  redemption  of Fund  shares and the  confirmation thereof and may arrange with their clients for other investment or administrative services. When you effect transactions with a Fund (including among other things the purchase, redemption, or exchange of Fund shares) through a Financial Institution, the Financial Institution, and not the Fund, will be responsible for taking all steps, and furnishing all necessary documentation, to effect such transactions. Financial Institutions have the responsibility to deliver purchase and redemption requests to a Fund promptly. Some Financial Institutions may establish minimum investment requirements with respect to a Fund. They may also establish and charge fees and other amounts to their client for their services. Certain privileges, such as the check writing privilege or reinvestment options, may not be available through certain Financial Institutions or they may be available only under certain conditions. If your Financial Institution holds your investment in a Fund in its own name, then your Financial Institution will be the shareholder of record in respect of that investment; your ability to take advantage of any investment options or services of the Fund will depend on whether, and to what extent, your Financial Institution is willing to take advantage of them on your behalf. Financial Institutions, including First Union Securities Inc., an affiliate of the Funds' investment advisors, may charge fees to or impose restrictions on your shareholder account. Consult your Financial Institution for information about any fees or restrictions or for further information concerning its services.


OTHER SERVICES

Automatic Reinvestment of Dividends
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.


THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
o On Fund  distributions  (dividends and capital gains)
o On any profit you make when you sell any or all of your shares.

Fund Distributions
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Reserve Tax-Exempt Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax including the alternative minimum tax.
Otherwise, the Funds will distribute two types of taxable income to you:

o Dividends. To the extent that the regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers). It is not anticipated that any significant capital gains will be realized by the Funds.

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares.

RESERVE MONEY MARKET FUNDS              12

No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
Evergreen Service Company, LLC provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Fund.

Retirement Plans
You may invest in each Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your broker-dealer. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Retail shares of the Funds. Currently the 12b-1 fees for Retail shares are limited to 0.38% (for all funds except Reserve Tax-Exempt Money Market Fund which are limited to 0.33%) of the average daily net assets of the class. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund might use the 12b-1 fees for advertising and marketing and as a "service fee" to the broker-dealer for additional shareholder services.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible", investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.


RESERVE MONEY MARKET FUNDS              13

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in each share class of the Funds -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.


                                   EVERGREEN
                           Reserve Money Market Fund

                                         Year Ended          Period Ended
                                     September 30, 2000 September 30, 1999 (a)
 CLASS R
 Net asset value, beginning of
  period                                  $   1.00             $   1.00
                                          --------             --------
 Income from investment operations
 Net investment income                        0.05                 0.04
 Less distributions to shareholders
  from
 Net investment income                       (0.05)               (0.04)
                                          --------             --------
 Net asset value, end of period           $   1.00             $   1.00
                                          --------             --------
 Total return                                 5.50%                4.93%
 Ratios and supplemental data
 Net assets, end of period
  (thousands)                             $409,560             $323,392
 Ratios to average net assets
 Expenses++                                   0.70%                0.83%+
 Net investment income                        5.51%                4.32%+

                                          Year Ended September 30,
                                         --------------------------
                                         2000     1999     1998 (b)
CLASS I
Net asset value, beginning of period     $  1.00  $  1.00  $  1.00
                                         -------  -------  -------
Income from investment operations
Net investment income                       0.06     0.05     0.05
Less distributions to shareholders from
Net investment income                      (0.06)   (0.05)   (0.05)
                                         -------  -------  -------
Net asset value, end of period           $  1.00  $  1.00  $  1.00
                                         -------  -------  -------
Total return                                5.94%    4.95%    4.74%
Ratios and supplemental data
Net assets, end of period (thousands)    $24,707  $37,506  $40,970
Ratios to average net assets
 Expenses++                                 0.27%    0.32%    0.33%+
 Net investment income                      5.87%    4.82%    5.35%+

(a) For the period from October 15, 1998 (commencement of class operations) to September 30, 1999.
(b) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.

RESERVE MONEY MARKET FUNDS                   14

FINANCIAL HIGHLIGHTS
                                   EVERGREEN
                      Reserve Tax-Exempt Money Market Fund

                                          Year Ended          Period Ended
                                      September 30, 2000 September 30, 1999 (a)
CLASS R
Net asset value, beginning of period       $  1.00              $  1.00
                                           -------              -------
Income from investment operations
Net investment income                         0.03                 0.03
Less distributions to shareholders
 from
Net investment income                        (0.03)               (0.03)
                                           -------              -------
Net asset value, end of period             $  1.00              $  1.00
                                           -------              -------
Total return                                  3.37%                2.53%
Ratios and supplemental data
Net assets, end of period
 (thousands)                               $97,035              $66,047
Ratios to average net assets
 Expenses++                                   0.70%                0.74%+
 Net investment income                        3.35%                2.51%+

(a) For the period from October 15, 1998 (commencement of class operations) to September 30, 1999.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.

RESERVE MONEY MARKET FUNDS                   15

FINANCIAL HIGHLIGHTS
                                   EVERGREEN
                   Reserve U.S. Government Money Market Fund

                                          Year Ended          Period Ended
                                      September 30, 2000 September 30, 1999 (a)
CLASS R
Net asset value, beginning of period       $   1.00             $  1.00
                                           --------             -------
Income from investment operations
Net investment income                          0.05                0.04
Less distributions to shareholders
 from
Net investment income                         (0.05)              (0.04)
                                           --------             -------
Net asset value, end of period             $   1.00             $  1.00
                                           --------             -------
Total return                                   5.36%               4.93%
Ratios and supplemental data
Net assets, end of period
 (thousands)                               $141,257             $99,417
Ratios to average net assets
 Expenses++                                    0.69%               0.80%+
 Net investment income                         5.35%               4.23%+

                                              Year Ended September 30,
                                         ------------------------------------
                                         2000     1999      1998      1997(b)
CLASS I
Net asset value, beginning of period     $  1.00  $   1.00  $   1.00  $  1.00
                                         -------  --------  --------  -------
Income from investment operations
Net investment income                       0.06      0.05      0.05     0.01
Less distributions to shareholders from
Net investment income                      (0.06)    (0.05)    (0.05)   (0.01)
                                         -------  --------  --------  -------
Net asset value, end of period           $  1.00  $   1.00  $   1.00  $  1.00
                                         -------  --------  --------  -------
Total return                                5.76%     4.80%     5.42%    1.39%
Ratios and supplemental data
Net assets, end of period (thousands)    $20,153  $109,102  $106,273  $61,805
Ratios to average net assets
 Expenses++                                 0.27%     0.33%     0.33%    0.33%+
 Net investment income                      5.47%     4.69%     5.27%    5.26%+

(a) For the period from October 15, 1998 (commencement of class operations) to September 30, 1999.
(b) For the period from June 27, 1997 (commencement of class operations) to September 30, 1997.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.

RESERVE MONEY MARKET FUNDS              16

OTHER FUND PRACTICES

The Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. Purchases made under such conditions may involve the risk that the security may be valued at less than its purchase price, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale, if the other party fails to perform its obligations, the Fund may be disadvantaged. The Funds do not intend to purchase when-issued securities for speculative purposes.

The Funds may invest in repurchase agreements. Under a repurchase agreement, a Fund purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Fund's cost plus interest. A Fund will enter into repurchase agreements only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and only if the debt instrument subject to the repurchase agreement is a U.S. Government security. A Fund bears a risk of loss if the other party defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that a Fund may be treated as an unsecured creditor and required to return the collateral to the other party's estate.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

RESERVE MONEY MARKET FUNDS              17

                                     Notes



RESERVE MONEY MARKET FUNDS              18

                                     Notes



RESERVE MONEY MARKET FUNDS              19

Evergreen Funds

Money Market Funds
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund

State Municipal Bond Funds
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Intermediate Term Bond Fund
Select Adjustable Rate Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Diversified Bond Fund
High Yield Bond Fund
Quality Income Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Tax Strategic Foundation Fund

Growth and Income Funds
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Value Fund

Domestic Growth Funds
Aggressive Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

Select Money Market
Select Money Market Fund
Select Treasury Money Market Fund
Select Municipal Money Market Fund
Select 100% Treasury Money Market Fund
Select U.S. Government Money Market Fund

Select Fixed Income
Select Adjustable Rate Fund
Select Core Bond Fund
Select Fixed Income Fund
Select Fixed Income Fund II
Select High Yield Bond Fund
Select Income Plus Fund
Select Intermediate Term Municipal Bond Fund
Select International Bond Fund
Select Limited Duration Fund

Select Equity Trust
Select Balanced Fund
Select Core Equity Fund
Equity Index Fund
Select Secular Growth Fund
Select Small Cap Growth Fund
Special Equity Fund
Select Strategic Growth Fund
Select Strategic Value Fund


Investor Services
800.343.2898

www.evergreen-funds.com

RESERVE MONEY MARKET FUNDS                   20

                              QUICK REFERENCE GUIDE


1.   Investor Services
     Call 1-800-343-2898
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time to
     o buy, redeem or exchange shares
     o order applications
     o get assistance with your account

2.   Information  Line for Hearing  and  Speech   Impaired   (TTY/TDD)   Call
     1-800-343-2888 Monday through Friday, 8 a.m. to 6 p.m. Eastern time

3.   Write us a letter
     Evergreen Service Company, LLC
     P.O. Box 2121
     Boston, MA  02106-9970
     o to buy, redeem or exchange shares
     o to change the registration on your account
     o for general correspondence


4.   For express, registered or certified mail
     Evergreen Service Company, LLC
     200 Berkeley St.
     Boston, MA  02116-5034

5.   Visit us on-line
     www.evergreen-funds.com

6.   Regular communications you will receive
     Account Statements -- You will receive quarterly statements for each Fund you invest in.

     Confirmation Notices - We send a confirmation of transactions, other than SIP and SWP transactions, you make within five days.

     Annual and Semi-annual reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

     Tax Forms -- Each January you will receive any Fund tax information you need to include with your tax returns as well as the Evergreen Tax Information Guide.

     For More Information About the Evergreen
     Reserve Money Market Funds, Ask for:

     The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.


     The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.


     For questions, other information,  or to request a copy, without charge, of
     any  of  the  documents,   call   1-800-343-2898  or  ask  your  investment
     professional.  We  will  mail  material  within  three  business  days.

     Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.


                     [LOGO OF EVERGREEN FUNDS APPEARS HERE]


                           Evergreen Distributor, Inc.

                                 90 Park Avenue

                            New York, New York 10016



                                                      SEC File No.:  811-06550

                        EVERGREEN RESERVE MONEY MARKET FUNDS

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                      EVERGREEN RESERVE MONEY MARKET FUNDS

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700

                       STATEMENT OF ADDITIONAL INFORMATION


                                February 1, 2001


        Evergreen Reserve Money Market Fund ("Reserve Money Market Fund") Evergreen Reserve Tax-Exempt Money Market Fund ("Reserve Tax-Exempt Money
                                 Market Fund")
  Evergreen Reserve U.S. Government Money Market Fund ("Reserve U.S. Government
                              Money Market Fund")

                     (Each a "Fund"; together, the "Funds")


                      Each Fund is a series of Mentor Funds
                                 (the "Trust").


         This Statement of Additional Information (SAI) pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectus dated February 1, 2001 for the Fund in which you are making or contemplating an investment. The Funds are offered through one single prospectus offering Retail shares and Institutional shares of the Funds. You may obtain the prospectus without charge by calling (800) 343-2898.

         Certain information may be incorporated by reference to the Funds' Annual Report dated September 30, 2000. You may obtain a copy of the Annual Report without charge by calling (800) 343-2898.

                                TABLE OF CONTENTS




TRUST HISTORY...............................................................1
INVESTMENT RESTRICTIONS.....................................................1
OTHER SECURITIES AND INVESTMENT PRACTICES...................................2
EXPENSES....................................................................7
MANAGEMENT OF TRUST.........................................................8
PRINCIPAL HOLDERS OF FUND SHARES............................................12
PERFORMANCE.................................................................13
SERVICE PROVIDERS...........................................................14
PURCHASE AND REDEMPTION OF SHARES ..........................................15
PRICING OF SHARES...........................................................16
PERFORMANCE CALCULATIONS....................................................17
PRINCIPAL UNDERWRITER.......................................................18
DISTRIBUTION EXPENSES UNDER RULE 12b-1......................................19
TAX INFORMATION.............................................................21
FINANCIAL STATEMENTS........................................................24
BROKERAGE...................................................................24
ORGANIZATION................................................................25
INVESTMENT ADVISORY AGREEMENT...............................................26
CORPORATE AND MUNICIPAL BOND RATINGS........................................27
ADDITIONAL INFORMATION......................................................36

                                  TRUST HISTORY

         The Mentor Funds is an open-end management investment company, which was organized as a Massachusetts business trust on January 20, 1992. Each Fund is a diversified series of the Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.


                             INVESTMENT RESTRICTIONS

              As fundamental investment restrictions, which may not be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund, a Fund may not:

              1. Purchase any security (other than U.S. Government securities) if as a result: (i) as to 75% of such Fund's total assets, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Fund's total assets would be invested in a single industry; except that the Reserve Money Market Fund may invest up to 100% of its assets in securities of issuers in the banking industry.

              2. Acquire more than 10% of the voting securities of any issuer.

              3. Act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

              4. Issue any class of securities which is senior to the Fund's shares of beneficial interest.

              5. Purchase or sell real estate or interest in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate or real estate limited partnership interests. (For purpose of this restriction, investments by a Fund in mortgage-backed securities and other securities representing interest in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.)

              6. Borrow money in excess of 5% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes.

              7. Purchase or sell commodities or commodity contracts, except that a Fund may purchase or sell financial futures contracts, options on futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions.

              8. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements or by lending its portfolio securities.

              In addition, it is contrary to the current policy of each Fund, which policy may be changed without shareholder approval, to invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 10% of the Fund's net assets (taken at current value) would then be invested in securities described in (a), (b) and (c).

              All percentage limitations on investment will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in a prospectus with respect to a Fund, the other investment policies described in this SAI or in a prospectus are not fundamental and may be changed by approval of the Trustees.

              The Investment Company Act of 1940, as amended (the 1940 Act), provides that a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.


                    OTHER SECURITIES AND INVESTMENT PRACTICES

         Listed below are securities and investment practices the Funds may use in addition to those discussed in the prospectus. The information below applies to all Funds unless otherwise noted.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if the Fund is a money market fund or if, in the opinion of the portfolio manager, market conditions warrant a temporary defensive investment strategy.

U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

          (ii)  Farmers Home Administration;

          (iii) Federal Home Loan Banks;

          (iv)  Federal Home Loan Mortgage Corporation;

          (v) Federal National Mortgage Association; and Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Illiquid and Restricted Securities

         The Fund may not invest more than 10% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 (Rule 144A) allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Securities Lending

         A Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) a Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of any Fund loaned will not at any time exceed one-third (or such other limit as the Trustee may establish) of the total assets of the Fund. Cash collateral received by a Fund may be invested in any securities in which the Fund may invest consistent with its investment policies. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before a Fund enters into a loan, its investment advisor considers all relevant facts and circumstances including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consistent of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund will not lend portfolio securities to borrowers affiliated with the Fund.

Stand-by Commitments (Reserve Tax-Exempt Money Market Fund only)

         When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt securities to a third party at any time. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The Fund does not expect to assign any value to stand-by commitments.

Obligations of Foreign Branches of United States Banks (Reserve Money Market Fund only)

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks (Reserve Money Market Fund only)

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities (Reserve Money Market Fund only)

         The Fund may invest in obligations of foreign issuers and in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These investments subject the Fund to investment risks different from those associated with domestic investment. Such risks include adverse political and economic developments in foreign countries, the imposition of withholding taxes on interest income, seizure or nationalization of foreign deposits, or the adoption of other governmental restrictions which may adversely affect the payment of principal and interest on such obligations. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the U.S. or in other foreign countries. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments. In addition, foreign securities may be less liquid than U.S. securities, and foreign accounting and disclosure standards may differ from U.S. standards. Special tax considerations apply to foreign investments.

Tax-Exempt Securities (Reserve Tax-Exempt Money Market Fund only)

         The term "Tax-Exempt Securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which tax-exempt securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses. Short-term tax-exempt securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes. In addition, certain types of "private activity" bonds may be issued by public authorities to finance such projects as privately operated housing facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal, student loans, or the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. Other types of private activity bonds, the proceeds of which are used for the construction, constitute tax-exempt securities, although the current federal tax laws place substantial limitations on the size of such issues. Tax-exempt securities also include tax-exempt commercial paper, which are promissory notes issued by municipalities to enhance their cash flows.

         The two principal classifications of tax-exempt securities are general obligation and special obligation (or revenue) securities. General obligation securities involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Special obligations are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source and generally are not payable from the unrestricted revenues of the issuer.

Participation Interests (Reserve Tax-Exempt Money Market Fund only)

         The Fund may invest in tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on tax-exempt securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on the certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt securities will be exempt from federal income tax to the same extent as interest on the tax-exempt securities. The Fund may also invest in tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC in January 2000, the Fund may invest cash balances in shares of other money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.


                                    EXPENSES

Advisory Fees

         Each Fund has its own investment advisor. For more information, see "Investment Advisory Agreements" herein.

         Evergreen Investment Management (EIM) is the investment advisor to Reserve Money Market Fund and Reserve U.S. Government Money Market Fund. Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Reserve Tax-Exempt Money Market Fund.

         The investment advisor is entitled to receive an annual fee based on the combined average daily net assets of each Fund and its comparable fund within the Evergreen CRT Money Market Funds as follows:


         ---------------------------------------------- -----------------------

                 Average Daily Net Assets                      Fee

         ---------------------------------------------- -----------------------
         ---------------------------------------------- -----------------------

                    First $500 million                        0.22%

         ---------------------------------------------- -----------------------
         ---------------------------------------------- -----------------------

                     Next $500 million                        0.20%

         ---------------------------------------------- -----------------------
         ---------------------------------------------- -----------------------

                     Next $1 billion                         0.175%
         ---------------------------------------------- -----------------------
         ---------------------------------------------- -----------------------

                     Next $1 billion                         0.16%
         ---------------------------------------------- -----------------------
         ---------------------------------------------- -----------------------

                     Over $3 billion                         0.15%
         ---------------------------------------------- -----------------------

Advisory Fees Paid

         Below are the advisory fees accrued or paid by each Fund for the last three fiscal years. Amounts paid by each Fund were paid to the Fund's previous investment advisor.

--------------------------------------------------------------------------------
Year Ended September 30, 2000                            Advisory Fees Paid
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserve Money Market Fund                                    $692,416
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserve Tax-Exempt Money Market Fund                         $183,105
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserve U.S. Government Money Market Fund                    $268,143
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Year Ended September 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserve Money Market Fund                                    $307,339
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserve Tax-Exempt Money Market Fund                          $64,707
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserve U.S. Government Money Market Fund                    $301,770
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Year Ended September 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserve Money Market Fund                                     $52,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserve Tax-Exempt Money Market Fund                            N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserve U.S. Government Money Market Fund                    $202,000
--------------------------------------------------------------------------------

Brokerage Commissions

         The Funds paid no brokerage commissions during the fiscal years ended September 30, 1998, 1999 and 2000.

Underwriting Commissions

         The Funds paid no underwriting commissions during the fiscal years ended September 30, 1998, 1999 and 2000. For more information, see "Principal Underwriter" herein.

12b-1 Fees

         Below are the 12b-1 fees paid by each Fund with respect to the Retail shares of the Funds for the fiscal year ended September 30, 2000. For more information, see "Distribution Expenses Under Rule 12b-1" herein. Institutional shares do not pay 12b-1 fees.

--------------------------------------------------------------------------------
Fund                                                        Service Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserve Money Market Fund                                    $1,462,503
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserve Tax-Exempt Money Market Fund                          $283,629
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserve U.S. Government Money Market Fund                     $447,043
--------------------------------------------------------------------------------


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

Name                                 Position with Trust         Principal Occupations for Last Five Years


Charles A. Austin III                Trustee                     Investment Counselor to Appleton Partners, Inc.(investment
(DOB: 10/23/34)                                                  advice); former Director, Executive Vice President and
                                                                 Treasurer, State Street Research & Management Company
                                                                 (investment advice); Director, The Andover Companies
                                                                 (insurance); Trustee, Arthritis Foundation of New England;
                                                                 and Director, Health Development Corp. (fitness-wellness
                                                                 centers); Formerly, Director, Mentor Income Fund, Inc.


K. Dun Gifford                       Trustee                     Trustee, Treasurer and Chairman of the Finance Committee,
(DOB: 10/23/38)                                                  Cambridge College; Chairman Emeritus and Director, American
                                                                 Institute of Food and Wine; Chairman and President,
                                                                 Oldways Preservation and Exchange Trust (education); former
                                                                 Chairman of the Board, Director, and Executive Vice President, The
                                                                 London  Harness Company (leather goods purveyor); former Managing
                                                                 Partner, Roscommon Capital Corp.; former Chief Executive Officer,
                                                                 Gifford Gifts of Fine Foods; former Chairman, Gifford, Drescher &
                                                                 Associates (environmental consulting); Formerly, Director,
                                                                 Mentor Income Fund, Inc.

Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company (manufacturing); Director of Phoenix Total
                                                                 Return Fund and Equifax, Inc. (worldwide information management);
                                                                 Trustee of Phoenix  Series Fund, Phoenix Multi-Portfolio Fund,
                                                                 and The Phoenix Big Edge Series Fund; and former President,
                                                                 Morehouse College; Formerly, Director, Mentor Income Fund, Inc.

Gerald M. McDonnell                  Trustee                     Sales and Marketing Management with Nucor Steel Company;
(DOB: 7/14/39)                                                   Formerly, Director, Mentor Income Fund, Inc.

Thomas L. McVerry                    Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and Director of Carolina Cooperative
                                                                 Credit Union; Formerly, Director, Mentor Income Fund, Inc.

Louis W. Moelchert, Jr. (DOB:        Trustee                     President, Private Advisors, LLC; Vice President for
12/20/41)                                                        Investments, University of Richmond; Chairman, Investment
                                                                 Committee Virginia Retirement System; former Chairman of the
                                                                 Board of the Common Fund; former Board member Common Fund Capital;

                                       9

Name                                 Position with Trust         Principal Occupations for Last Five Years

                                                                 Board member Common Fund Institutional Funds; Formerly,
                                                                 Trustee, Mentor Variable Investment Portfolios and Mentor
                                                                 Institutional Trust; Formerly, Director, Mentor Income Fund, Inc.
                                                                 and America's Utility Fund, Inc.

William Walt Pettit                  Trustee                     Partner in the law firm of William Walt Pettit, P.A.;
(DOB: 8/26/55)                                                   Formerly, Director, Mentor Income Fund, Inc.


David M. Richardson                  Trustee                     President, Richardson, Runden & Company (new business
(DOB: 9/14/41)                                                   development/consulting company); Managing Director, Kennedy
                                                                 Information (executive recruitment information and research company); former Vice Chairman, DHR International, Inc.
                                                                 (executive recruitment); former Senior Vice President,
                                                                 Boyden International Inc. (executive recruitment);
                                                                 Director, Commerce and Industry Association of New Jersey,
                                                                 411 International, Inc. (communications), and J&M Cumming
                                                                 Paper Co.(paper merchandise);. Formerly, Director, Mentor
                                                                 Income Fund, Inc.

Russell A. Salton, III MD            Trustee                     Medical Director, U.S. Health Care/Aetna Health Services;
(DOB: 6/2/47)                                                    former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care; Formerly, Director,
                                                                 Mentor Income Fund, Inc.

Michael S. Scofield                  Chairman of the Board       Attorney, Law Offices of Michael S. Scofield; Formerly,
(DOB: 2/20/43)                       of Trustees                 Director, Mentor Income Fund, Inc.

Richard J. Shima                     Trustee                     Independent Consultant; former Chairman, Environmental
(DOB: 8/11/39)                                                   Warranty, Inc. (insurance agency); former Executive
                                                                 Consultant, Drake Beam Morin, Inc. (executive outplacement);
                                                                 Director of CTG Resources, Inc. (natural  gas), Hartford
                                                                 Hospital, Old State  House Association, and Enhance Financial
                                                                 Services, Inc.; former Director Middlesex Mutual Assurance
                                                                 Company; former Chairman, Board of Trustees, Hartford
                                                                 Graduate Center; Trustee, Greater Hartford  YMCA; Formerly,
                                                                 Director, Mentor Income Fund, Inc.

Richard K. Wagoner, CFA*             Trustee                     Former Chief Investment Officer, Executive Vice President
(DOB: 12/12/37)                                                  and Head of Capital Management Group, FUNB ; former
                                                                 consultant to the Board of Trustees of the Evergreen Funds;
                                                                 former member, New York Stock Exchange; member, North
                                                                 Carolina Securities Traders Association; member, Financial
                                                                 Analysts Society.

                                       10

Name                                 Position with Trust         Principal Occupations for Last Five Years

William M. Ennis**                   President                   President and Chief Executive Officer, Evergreen Investment
(DOB: 6/26/60)                                                   Company and Chief Operating Officer, Capital Management
                                                                 Group, FUNB.

Carol Kosel***                       Treasurer                   Senior Vice President, Evergreen Investment Services, Inc.
(DOB: 12/25/63)                                                  and Treasurer, Vestaur Securities, Inc.; former Senior
                                                                 Manager, KPMG LLP.


Michael H. Koonce***                 Secretary                   Senior Vice President and General Counsel, Evergreen
(DOB: 4/20/60)                                                   Investment Services, Inc.; Senior Vice President and
                                                                 Assistant General Counsel, First Union Corporation;
                                                                 former Senior Vice President and General Counsel,
                                                                 Colonial Management Associates, Inc.

Nimish S. Bhatt****                  Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, EAMC/FUNB; former Senior Tax
                                                                 Consulting/Acting Manager, Investment Companies Group,
                                                                 PricewaterhouseCoopers LLP, New York.

Bryan Haft****                       Vice President              Team Leader, Fund Administration, BISYS Fund Services.

*This Trustee may be considered an "interested person" of the Fund within the meaning of the 1940 Act.
** Address: 301 S. Tryon, 12th Floor, Charlotte, NC 28288
***Address: 200 Berkeley Street, Boston, MA 02116
****Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001

Trustee Compensation

         Listed below is the Trustee compensation paid by the Trust individually for the twelve months ended September 30, 2000 and by the Trust and the ten other trusts in the Evergreen Fund Complex for the twelve months ended December 31, 2000. The Trustees do not receive pension or retirement benefits from the Funds.

-----------------------------------------------------------------------------------------------
                                 Aggregate Compensation        Total Compensation from the
           Trustee             from Trust for fiscal year    Evergreen Fund Complex for the
                                     ended 9/30/2000         calendar year ended 12/31/2000*
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Laurence B. Ashkin**                      $360                           $82,500
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Charles A. Austin, III                    $360                           $88,500
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Arnold H. Dreyfuss**                      $333                           $83,000
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
K. Dun Gifford                            $360                           $91,500
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
James S. Howell***                        $182                           $38,750
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Leroy Keith, Jr.                          $360                           $83,000
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Gerald M. McDonnell                       $360                           $88,500
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Thomas L. McVerry                         $406                           $98,500
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Louis W. Moelchert, Jr.                   $333                           $83,000
-----------------------------------------------------------------------------------------------

                                       11

-----------------------------------------------------------------------------------------------
                                 Aggregate Compensation        Total Compensation from the
           Trustee             from Trust for fiscal year    Evergreen Fund Complex for the
                                     ended 9/30/2000         calendar year ended 12/31/2000*
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
William Walt Pettit                       $360                           $88,500
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
David M. Richardson                       $360                           $88,500
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Russell A. Salton, III                    $406                          $101,000
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Michael S. Scofield                       $452                          $112,000
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Richard J. Shima                          $360                           $83,000
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Richard K. Wagoner                        $333                           $88,500
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
*Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended  December 31, 2000. The amounts listed below will be payable in later years to the respective Trustees:
-----------------------------------------------------------------------------------------------
Austin                         $26,250
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Howell                         $27,125
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
McDonnell                      $88,500
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
McVerry                        $98,500
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Moelchert                      $83,000
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Pettit                         $88,500
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Salton                         $101,000
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Scofield                       $65,100
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
**As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees
Emeriti.
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
***As of January 1, 2000, James S. Howell retired and became Trustee Emeritus.
-----------------------------------------------------------------------------------------------


                        PRINCIPAL HOLDERS OF FUND SHARES

         As of January 1, 2001 the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of January 1, 2001.

      --------------------------------------------------------------------------
      Reserve Money Market Fund - Retail shares
      --------------------------------------------------------------------------
      ------------------------------------------------------- ------------------
      First Union National Bank
      Cap Accounts                                                  100%
      401 South Tyron Street
      Charlotte, NC 28202-3215
      ------------------------------------------------------- ------------------
      --------------------------------------------------------------------------
      Reserve Money Market Fund - Institutional shares
      --------------------------------------------------------------------------
      ------------------------------------------------------- ------------------
      City of Hopewell
      300 North Main Street                                        16.99%
      Hopewell, VA 23860-2740
      ------------------------------------------------------- ------------------
      ------------------------------------------------------- ------------------
      Orange County
      112 West Main Street                                         11.59%
      P.O. Box 469
      Orange, VA 22960-0276
      ------------------------------------------------------- ------------------
      ------------------------------------------------------- ------------------
      Sussex County                                                11.53%
      P.O. Box 1399
      Sussex, VA 23884-0399
      ------------------------------------------------------- ------------------

      ------------------------------------------------------- ------------------
      Dinwiddie County                                             11.03%
      P.O. Box 178
      Dinwiddie, VA 2381-0178
      ------------------------------------------------------- ------------------
      ------------------------------------------------------- ------------------
      Franklin County                                               8.12%
      c/o Treasurer Office
      275 South Main Street
      Rocky Mount, VA 24151-1539
      ------------------------------------------------------- ------------------
      ------------------------------------------------------- ------------------
      New Kent County                                               7.85%
      P.O. Box 109
      New Kent, VA 23124-0109
      ------------------------------------------------------- ------------------
      --------------------------------------------------------------------------
      Reserve Tax-Exempt Money Market Fund - Retail shares
      --------------------------------------------------------------------------
      First Union National Bank
      Cap Accounts                                                   100%
      401 South Tyron Street
      Charlotte, NC 28202-3215
      ------------------------------------------------------- ------------------
      --------------------------------------------------------------------------
      Reserve U.S. Government Money Market Fund - Retail shares
      ------------------------------------------------------- ------------------
      First Union National Bank
      Cap Accounts                                                   100%
      401 South Tyron Street
      Charlotte, NC 28202-3215
      --------------------------------------------------------------------------
      Reserve U.S. Government Money Market Fund - Institutional shares
      ------------------------------------------------------- ------------------
      Smyth County Community Foundation                             73.41%
      Attn: William Mahone
      P.O. Box 880
      700 Park Boulevard
      Marion, VA 24354-0880
      ------------------------------------------------------- ------------------
      ------------------------------------------------------- ------------------
      Amelia County Landfill                                         9.26%
      Attn: Pamela Conyers - Treasurer
      P.O. Box 730
      Amelia Ct House, VA 23002-0730
      ------------------------------------------------------- ------------------
      ------------------------------------------------------- ------------------
      Robert W. Lynn                                                 5.77%
      7109 Briar Cove
      Dallas, TX 75240-2705
      ------------------------------------------------------- ------------------


                                   PERFORMANCE

Current, Effective and Tax Equivalent Yields

         Below are the yields for each class of shares of the Funds for the seven-day period ended September 30, 2000. With respect to the tax-equivalent yield of the Reserve Tax-Exempt Money Market Fund, a federal rate of (39.6%) is assumed.

--------------------------------------------------------------------------------
       Fund/Class             Current            Effective        Tax-Equivalent
                                                                       Yield
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserve Money Market Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Retail shares                   5.82%               5.99%                N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional shares            6.20%               6.39%                N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserve Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Retail shares                   4.21%               4.30%               6.97%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Fund/Class             Current            Effective        Tax-Equivalent
                                                                       Yield
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserve U.S. Government Money Market Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Retail shares                   5.77%               5.93%                N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Institutional shares            6.14%               6.33%                N/A
--------------------------------------------------------------------------------

Total Return

         Below are the average annual total returns for each class of shares of the Funds (including applicable sales charges) as of September 30, 2000. For more information, see "Total Return" under "Performance Calculations" herein.

-----------------------------------------------------------------------------------------------------
Fund/Class                         One Year       Five Years          Ten Years or   Inception Date
                                                                    Since Inception
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Reserve Money Market Fund (1)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Retail shares                    5.50%               N/A              5.13%               10/15/1998
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Institutional shares             5.94%               N/A              5.46%               11/19/1997
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Reserve Tax-Exempt Money Market Fund
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Retail shares                    3.37%               N/A              3.01%               10/15/1998
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Reserve U.S. Government Money Market Fund (1)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Retail shares                    5.36%               N/A              5.06%               10/15/1998
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Institutional shares             5.76%               N/A              5.34%                6/27/1997
-----------------------------------------------------------------------------------------------------

(1) Historical performance shown for the Retail shares prior to its inception is based on the performance of the Institutional shares, the original class offered. These historical returns for the Retail shares have not been adjusted to reflect the effect of the Retail shares' 0.38% 12b-1 fee. The Institutional shares do not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116, serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from each Fund at the annual rate of 0.02% of the Fund's average daily net assets.

         Below are the administrative fees paid by each Fund for the last three fiscal years.

--------------------------------------------------------------------------------
                   Fund/Fiscal Year                   Administrative Fees Paid
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Year Ended September 30, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserve Money Market Fund                                   $83,142
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserve Tax-Exempt Money Market Fund                        $17,190
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserve U.S. Government Money Market Fund                   $29,913
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Fund/Fiscal Year                   Administrative Fees Paid
--------------------------------------------------------------------------------
Year Ended September 30, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserve Money Market Fund                                   $35,759
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserve Tax-Exempt Money Market Fund                         $6,067
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserve U.S. Government Money Market Fund                   $33,558
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Year Ended September 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserve Money Market Fund                                    $0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserve Tax-Exempt Money Market Fund                         N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserve U.S. Government Money Market Fund                     $0
--------------------------------------------------------------------------------

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 2121, Boston, Massachusetts 02106-2121, a subsidiary of First Union Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The Fund pays ESC annual fees as follows:

      ----------------------------- -------------------- ----------------------
                                       Annual Fee Per        Annual Fee Per
       Fund Type                        Open Account*       Closed Account**
      ----------------------------- -------------------- ----------------------
      ----------------------------- -------------------- ----------------------
      Monthly Dividend Funds              $25.50                 $9.00
      ----------------------------- -------------------- ----------------------
      ----------------------------- -------------------- ----------------------
      Quarterly Dividend Funds            $24.50                 $9.00
      ----------------------------- -------------------- ----------------------
      ----------------------------- -------------------- ----------------------
      Semiannual Dividend Funds           $23.50                 $9.00
      ----------------------------- -------------------- ----------------------
      ----------------------------- -------------------- ----------------------
      Annual Dividend Funds               $23.50                 $9.00
      ----------------------------- -------------------- ----------------------
      ----------------------------- -------------------- ----------------------
      Money Market Funds                  $25.50                 $9.00
      ----------------------------- -------------------- ----------------------
   *For shareholder accounts only. The Funds pay ESC cost plus 15% for broker accounts.
  **Closed account are maintained on the system in order to facilitate historical and tax information.


                        PURCHASE AND REDEMPTION OF SHARES

         You may buy shares of each Fund  through  Evergreen  Distributor,  Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. The Funds (with the exception of Reserve Tax-Exempt Money Market Fund which offers one class of shares) offer two classes of shares that differ primarily with respect to distribution fees.

Retail Shares

         Each Fund offers Retail shares at net asset value without an initial sales charge or deferred sales charge. Retail shares are subject to 12b-1 fees. There is no minimum investment required.

Institutional Shares

         Each Fund (except Reserve Tax-Exempt Money Market Fund) offers Institutional shares at net asset value without an initial sales charge, deferred sales charge or 12b-1 fees. Investors will be required to make minimum initial investments of $500,000 and minimum subsequent investments of $25,000. Investments made through advisory accounts maintained with investment advisors registered under the Investment Advisors Act of 1940, as amended (including "wrap" accounts), are not subject to these minimum investment requirements. The Funds reserve the right at any time to change the initial and subsequent investment minimums required of investors.

Exchanges

         Investors may exchange shares of a Fund for shares of the same class of any other Evergreen Reserve Money Market Fund. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Reserve Money Market Funds into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.


                                PRICING OF SHARES

Calculation of Net Asset Value

         Each Fund calculates its net asset value (NAV) twice daily on Monday through Friday, as described in the prospectus. Each Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of each Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for a Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

         (4)  Short-term  investments  maturing in sixty days or less as well as
         money  market   securities,   are  valued  at  amortized  cost,   which
         approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

         (6) Tax-exempt securities are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.


                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Funds as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The following is the formula used to calculate average annual total return:

                                [OBJECT OMITTED]

         P = initial  payment  of $1,000
         T = average  annual  total  return
         N = number of years
         ERV = ending redeemable value of the initial $1,000


Yield

         Described below are yield calculations the Funds may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                        [OBJECT OMITTED] [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period


7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.


         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                                [OBJECT OMITTED]

Tax Equivalent Yield

         If a Fund invests primarily in tax-exempt securities, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                  [OBJECT OMITTED]

                  The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Funds. The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EDI with respect to each class of the Funds. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Funds and each Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, each Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Funds, as defined in the 1940 Act (the Independent Trustees), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         Each Fund bears some of the costs of selling its Retail shares, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by each Fund's expense table in the prospectus.

         Under the Distribution Plan (the Plan) that each Fund has adopted for its Retail shares, the Fund may incur expenses for 12b-1 fees of 0.38% (0.33% for Reserve Tax-Exempt Money Market Fund) of average daily net assets attributable to the class.

         The 12b-1 fee serves to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. Each Fund may not, during any fiscal period, pay service fees greater than the amounts above. Service fees are accrued daily and paid at least annually on Retail shares and are charged as class expenses, as accrued.

         Amounts paid under a Plan are used to compensate EDI pursuant to a Distribution Agreement (the Agreement) that each Fund has entered into with respect to its Retail shares.

         Each Agreement provides that EDI will use the service fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         Each Agreement also provides that EDI may use service fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for servicing Fund shares. EDI may assign its rights to receive compensation under each Plan to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for servicing shares of the Fund.

         In the event a Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreement may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under each Agreement is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreement during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Servicing expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from service fees received from the Fund in subsequent fiscal years.

         Service fees are accrued daily and paid at least annually on Retail shares and are charged as class expenses, as accrued. The service fees attributable to the Retail shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers.

         Under each Plan, the Treasurer of the Trust reports the amounts expended under the Plan and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         Each Plan permits the payment of fees to brokers and others for shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Retail shares. Each Plan is designed to (i) stimulate brokers to provide administrative support services to the Fund and holders of Retail shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Retail shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Retail shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Retail shares.

         In the event that the Plan or Agreement is terminated or not continued with respect to the Retail shares of a Fund, (i) no service fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI and

(ii) the Fund would not be obligated to pay EDI for any amounts expended under the Agreement not previously recovered by EDI from services fees in respect of Retail shares of such class or classes.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" herein.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         Each Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Internal Revenue Code of 1986 (the Code). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless a Fund is a tax-exempt money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). Each Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. Each Fund will inform shareholders of the amounts that so qualify. If the Fund is a tax-exempt money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, each Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by a Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of a Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Reserve Tax-Exempt Money Market Fund

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund.

         Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

Distributor

         Evergreen Distributor, Inc. (EDI), 125 W. 55th Street, New York, New York 10019, markets the Funds through broker-dealers and other financial representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036, provides legal advice to the Funds.


                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-9970 or by calling (800) 343-2898.


                                    BROKERAGE

Brokerage Commissions

         Each Fund expects to buy and sell fixed income securities directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

         When buying and selling portfolio securities, the investment advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Funds may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

Simultaneous Transactions

         The investment advisor makes investment decisions for each Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to a Fund, but the ideal price or trading volume may not always be achieved for the Fund.


                                  ORGANIZATION

         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of a Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each share. Shares generally vote together as one class on all matters. Classes of shares of each Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act (Code of Ethics). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of each Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the Management Contract). Under the Management Contract, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         Each Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings;
(13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund.

         Each Management Contract continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Management Contract and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. Each Management Contract may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. Each Management Contract will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act (Rule 17a-7 Procedures). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First

Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                      CORPORATE AND MUNICIPAL BOND RATINGS

         Each Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by a Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

     ----------------- ---------------- --------------- =================================================

     MOODY'S           S&P              FITCH           Credit Quality
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

                       D                DDD/DD/D        In Default
     ----------------- ---------------- --------------- =================================================

                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.


S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

!        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

! Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D        Default.  Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

!        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

! Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.


                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.


S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.


Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, each Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Funds' prospectus, SAI or in supplemental sales literature issued by the Funds or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Funds' prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                    EVERGREEN RESERVE MONEY MARKET FUNDS

                                     PART C

                                OTHER INFORMATION


Item 23    Exhibits

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.


Exhibit
Number    Description
-------   ------------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

(b)       By-laws                                                Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

(c)       Provisions of instruments defining the rights          Incorporated by reference to
          of holders of the securities being registered          Registrant's Registration Statement
          are contained in the Declaration of Trust              Filed on December 12, 1997
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII
          included as part of Exhibits 1 and 2 of this
          Registration Statement


(d)(1)    Investment Advisory and Management Agreement between        Filed herein.
          the Registrant and First Union National Bank

(d)(2)    Investment Advisory and Management Agreement between        Filed herein.
          the Registrant and Evergreen Investment Management
          Company

(e)       Form of Principal Underwriting Agreement between            Filed herein.
          Registrant and Evergreen Distributor, Inc.

(f)       Deferred Compensation Plan                                  Filed herein.

(g)       Custody Agreement between Registrant and State Street       Filed herein.
          Bank and Trust Company

(h)(1)    Administration Services Agreement between Registrant        Filed herein.
          and Evergreen Investment Services, Inc.

(h)(2)    Transfer Agency Agreement between Registrant and            Filed herein.
          Evergreen Service Company

(h)(3)    Letter Amendment to Transfer Agency Agreement between       Filed herein.
          the Registrant and Evergreen Service Company

(i)       Opinion and Consent of Sullivan & Worcester LLP             Incorporated by reference to
                                                                      Registrant's Post-Effective Amendment No. 22
                                                                      Filed on August 26, 1999.

(j)       Consent of KPMG LLP                                         Filed herein.

(k)       Not applicable

(l)       Not applicable

(m)       Plan of Distribution                                        Filed herein.

(n)       Not applicable

(o)       Multiple Class Plan                                         Filed herein.

(p)       Code of Ethics                                              Filed herein.


Item 24.       Persons Controlled by or Under Common Control with Registrant.

       None


Item 25.       Indemnification.


     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and ommissions. Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, the Registrant's transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company and the Registrant.

     Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co., and the Registrant.


Item 26.       Business or Other Connections of Investment Adviser.


     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman, First Union Corporation and
                                   First Union National Bank

G. Kennedy Thompson                Chief Executive Officer, President and
                                   Director, First Union Corporation and First
                                   Union National Bank

Mark C. Treanor                    Executive Vice President, Secretary and
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President, First
                                   Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President, First Union National Bank


 All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

      The information required by this item with respect to Evergreen Investment Management Company is incorporated by reference to the Form ADV (File No. 801-5436) of Evergreen Investment Management Company.

     The information required by this item with respect to Meridian Investment Company is incorporated by reference to the Form ADV (File No. 801-8327) of Meridian Investment Company.


Item 27.       Principal Underwriters.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:


Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

Maryann Bruce                      President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     Messrs. Mangum, Sheehan and Dell are located at the following address:
Evergreen Distributor, Inc., 90 Park Aveneu, New York, New York 10019.

     Ms. Bruce is located at 201 South College Street, Charlotte, NC 28288.

     The Registrant has not paid, directly or indirectly, any commissions or other compensation to the Principal Underwriters in the last fiscal year.


Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3
     promulgated   thereunder  are  maintained  at  one  of  the  following
     locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Evergreen Investment Management Company (formerly Keystone Investment Management Company), all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171


Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 25th day of January, 2001.

                                        MENTOR FUNDS


                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of January, 2001.

/s/ William M. Ennis              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
William M. Ennis*                  Michael H. Koonce                 Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Operating Officer)                                            (Principal Financial and Accounting
                                                                      Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Thomas L. McVerry             /s/ Louis M. Moelchert, Jr.
-----------------------------    -----------------------------     -------------------------------
Gerald M. McDonnell*             Thomas L. McVerry*                Louis M. Moelchert, Jr.*
Trustee                          Trustee                           Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson           /s/ Russell A. Salton, III MD
------------------------------   ------------------------------    -------------------------------
Michael S. Scofield*              David M. Richardson*              Russell A. Salton, III MD*
Chairman of the Board             Trustee                           Trustee
and Trustee


/s/ Leroy Keith, Jr.              /s/ Richard J. Shima              /s/ Richard K. Wagoner
------------------------------   ------------------------------    ---------------------------
Leroy Keith, Jr.*                Richard J. Shima*                 Richard K. Wagoner*
Trustee                          Trustee                           Trustee

*By: /s/ Catherine E. Foley
-------------------------------
Catherine E. Foley
Attorney-in-Fact


     *Catherine E. Foley, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                              INDEX TO EXHIBITS


Exhibit Number       Exhibit
--------------       -------
(d)(1)               Investment Advisory and Management Agreement between
                     the Registrant and First Union National Bank

(d)(2) Investment Advisory and Management Agreement between the Registrant and Evergreen Investment Management Company

(e) Form of Principal Underwriting Agreement between Registrant and Evergreen Distributor, Inc.

(f)                  Deferred Compensation Plan

(g)                  Custody Agreement between Registrant and State Street
                     Bank and Trust Company

(h)(1) Administration Services Agreement between Registrant and Evergreen Investment Services, Inc.

(h)(2)               Transfer Agency Agreement between Registrant and
                     Evergreen Service Company

(h)(3) Letter Amendment to Transfer Agency Agreement between the Registrant and Evergreen Service Company

(j)                  Consent of KPMG LLP

(m)                  Plan of Distribution

(o)                  Multiple Class Plan

(p)                  Code of Ethics